Other Income, Net - Schedule of Components of Other Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Component of Other Income, Nonoperating [Abstract]
Penalty waiver	$ 440	¥ 3,079
Deposit forfeiture	162	1,131	581
Other income subsidy	124	869	158
Others	(13)	(91)	(521)
Other income	$ 713	¥ 4,988	¥ 218